Federated Hermes Government Reserves Fund Average Annual Total Returns - A C and F Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
A
Prospectus [Line Items]
Average Annual Return, Percent	3.48%	2.62%	1.57%
C
Prospectus [Line Items]
Average Annual Return, Percent	3.08%	2.34%	1.41%